TRADE AND OTHER PAYABLES (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables Details
Trade Payables	$ 119,013	$ 99,830
Accrued Liabilities	31,200	91,336
Related Party Payable (Note 13(a)(ii))		36,177
Share Subscription to be Refunded (Note 10(b)(iii))		26,854
Total Trade and other payable	$ 150,213	$ 254,197